New Accounting Standards	12 Months Ended
Dec. 31, 2020
Accounting Standards Update and Change in Accounting Principle [Abstract]
New accounting standards
18	New accounting standards
The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s consolidated financial statements are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective.

ASU
2018-15,
Intangibles – Goodwill and Other – Internal Use Software (Topic
350-40)
In August 2018, the FASB issued ASU
2018-15,
Intangibles – Goodwill and Other –
Internal-Use
Software (Topic
350-40)
. The ASU is intended to improve the recognition and measurement of financial instruments. The new guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software (and hosting arrangements that include an
internal-use
software license). This ASU is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted. For all other entities, this ASU is effective for annual reporting periods beginning after December 15, 2020. The Company is considered an Emerging Growth Company as classified by SEC, which gives the Company relief in the timing of implementation of this standard by allowing the private company timing for adoption. The Company continues to evaluate the impact of the standard on its consolidated financial statements.
ASU
2016-13,
Financial Instruments – Credit Losses (Topic 326)
In June 2016, the FASB issued ASU
2016-13
, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, and related clarifying standards, which replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to assess credit loss estimates. The ASU is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted. For all other entities, this ASU is effective for fiscal years beginning after December 15, 2022. The Company is considered an Emerging Growth Company as classified by SEC, which gives the Company relief in the timing of implementation of this standard by allowing the private company timing for adoption. The Company continues to evaluate the impact of the standard on its consolidated financial statements.